Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended							0 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Jun. 30, 2011	Dec. 12, 2012	Jun. 24, 2011	Jul. 31, 2013 Maximum	Mar. 28, 2012 Placement Agents	Sep. 18, 2013 Warrants issued with September 2013 Public Offering	Sep. 18, 2013 Subsequent events Warrants issued with September 2013 Public Offering	Sep. 18, 2013 Subsequent events Warrants issued with September 2013 Public Offering Maximum	Sep. 18, 2013 Subsequent events Warrants issued with September 2013 Public Offering Placement Agents
Subsequent events
Shares issued in offering	28,800,000	31,000,000	4,000,000					47,792,000	47,792,000
Number of common shares that can be acquired upon exercise of warrants					12,000,000			23,896,000	23,896,000
Gross proceeds from issuance of common stock and warrants	$ 7.20	$ 7.75							$ 11.95
Warrants exercise price (in dollars per share)				$ 0.26		$ 1.20	$ 0.3125		$ 0.35		$ 0.3125
Term of warrants									4 years
Net, proceeds from issuance of common stock and warrants	$ 6.7	$ 7.2						$ 11.1	$ 11.1
Placement agent fees as a percentage of offering proceeds		6.00%	6.00%						6.00%
Reimbursement of expenses to lead placement agent (as a percent)									1.00%
Percentage of warrants issued to placement agents		5.00%	6.00%							5.00%
Warrants issued to placement agents (in shares)	1,440,000	1,550,000	240,000						2,389,600